Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Net income	$ 597,052	$ (3,751,049)	$ (8,675,977)	$ 7,772,252	$ (572,263)	$ (573,356)	$ (903,725)	$ (2,881,345)	$ (4,654,774)	$ (51,960,823)
Less: Income attributable to common stock subject to possible redemption	27,616			890,626				$ (848,726)		$ (723,829)
Adjusted net income	$ 569,436			$ 6,881,626
Weighted average common shares subject to possible redemption outstanding, basic and diluted	14,922,915			20,157,878				10,207,641		20,151,440
Basic and diluted income per common share subject to possible redemption	$ 0.00			$ 0.04				$ 0.08		$ 0.04
Weighted average non-redeemable common shares outstanding, basic and diluted	13,827,085	8,758,829	7,900,920	8,592,122	5,535,597	4,514,200	8,246,521	6,111,484	8,418,537	8,598,542
Basic and diluted net loss per non-redeemable common share	$ 0.04	$ (0.43)	$ (1.10)	$ 0.8	$ (0.13)	$ 0.16	$ (0.22)	$ (0.61)	$ (0.66)	$ (6.13)